13. SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
13. SUBSEQUENT EVENTS

During April and May 2018, the Company entered into short-term convertible notes similar to those detailed in Note 9 - Short-Term Convertible Debt. The note with Power-Up was for $103,000 and K2 Medical of $5,000. The Company also received $42,000 from Shandong Medical as part of their agreement with the Company.

During February and March 2018, the Company entered into short-term convertible notes similar to those detailed in Note 10 - Short-Term Convertible Debt. The notes with Adar, Power-Up, Eagle and Auctus were for $87,000, $53,000, $66,000 and $150,000, respectively. Additionally, John Imhoff loaned the Company $150,000.